[CHAPMAN AND CUTLER LLP LETTERHEAD]

August 6, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Trust (the “Registrant”)
File No. 333-03715

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and each of its series, the Nuveen Conservative Allocation Fund, the Nuveen Growth Allocation Fund and the Nuveen Moderate Allocation Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 56, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on August 1, 2008.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren